Segment Information (Schedule Of Segment Information By Major Customers) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of sales to total revenue	10.00%
Concentration risk percentage	10.00%	10.00%	10.00%
AmerisourceBergen Corporation [Member]
Percentage of sales to total revenue	60.00%	52.00%	49.00%
Biogen Idec [Member]
Percentage of sales to total revenue	25.00%	22.00%	19.00%